Vanguard® Target Retirement Income Fund
Schedule of Investments (unaudited)
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Investment Companies (99.2%)
U.S. Stock Fund (17.7%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	25,825,323	6,310,418
International Stock Fund (11.8%)
	Vanguard Total International Stock Index Fund Investor Shares	218,275,007	4,221,439
U.S. Bond Funds (53.8%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,408,090,199	13,179,724
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	248,628,240	5,996,913
			19,176,637
International Bond Fund (15.9%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	216,756,151	5,666,006
Total Investment Companies (Cost $31,199,734)			35,374,500
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[1]	Vanguard Market Liquidity Fund, 5.380% (Cost $281,798)	2,818,995	281,871
Total Investments (100.0%) (Cost $31,481,532)			35,656,371
Other Assets and Liabilities—Net (0.0%)			2,817
Net Assets (100%)			35,659,188
Cost is in $000.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2024	1,137	125,052	895
E-mini S&P 500 Index	September 2024	576	159,019	524
				1,419

A.  Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	283,342	NA1	NA1	17	(14)	10,370	2	281,871
Vanguard Short-Term Inflation-Protected Securities Index Fund	5,967,726	153,070	267,236	(12,501)	155,854	135,670	—	5,996,913
Vanguard Total Bond Market II Index Fund	13,009,696	349,663	595,530	(38,769)	454,664	350,076	—	13,179,724
Vanguard Total International Bond II Index Fund	5,685,794	240,039	353,466	(36,495)	130,134	235,164	—	5,666,006
Vanguard Total International Stock Index Fund	4,192,888	137,221	625,671	106,282	410,719	111,550	—	4,221,439
Vanguard Total Stock Market Index Fund	6,127,293	149,876	1,438,589	743,275	728,563	72,293	—	6,310,418
Total	35,266,739	1,029,869	3,280,492	761,809	1,879,920	915,123	2	35,656,371
1	Not applicable—purchases and sales are for temporary cash investment purposes.